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A Prospectus | Royce Premier Fund
Royce Premier Fund
Investment Goal
Royce Premier Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for Class A sales charge discounts from certain financial intermediaries if you and your family invest, or agree to invest in the future, at least $25,000 in certain Royce, Franklin Templeton, and Legg Mason funds. More information about these and other sales charge discounts and waivers is available from your financial intermediary, under the heading “General Shareholder Information−Sales Charges” in this Prospectus (pages xx-xx), in Appendix A: Sales Charge Waivers and Discounts from Certain Financial Intermediaries, and under the heading “Sales Charge Waivers and Reductions for A Class Shares” in the Funds’ Statement of Additional Information. “Financial intermediaries” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with Royce Fund Services, LLC to sell Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	A Prospectus Royce Premier Fund A Class
Maximum sales charge (load) imposed on purchases	5.25%	[1]
Maximum deferred sales charge	none	[2]
Maximum sales charge (load) imposed on reinvested dividends	none
[1]	Shareholders purchasing A Class shares through certain financial intermediaries or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “General Shareholder Information – Sales Charges” in this Prospectus.
[2]	You may buy A Class shares of the Fund at net asset value (without an initial sales charge) at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	A Prospectus Royce Premier Fund A Class
Management fees	1.00%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.31%
Total annual Fund operating expenses	1.56%
Fee waivers and/or expense reimbursements	(0.07%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.49%	[1],[2]
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the A Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.49% through April 30, 2023.
[2]	The Fund’s total annual operating expense ratios are subject to change in response to changes in the Fund’s average net assets or for other reasons. A decline in the Fund’s average net assets can be expected to increase the impact of operating expenses on the Fund’s total annual operating expense ratios.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that, except as indicated, the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the A Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example	A Prospectus Royce Premier Fund A Class USD ($)
1 Year	$ 255	[1]
3 Years	985	[2]
5 Years	1,325	[2]
10 Years	$ 2,281	[2]
[1]	Assumes your investment is not subject to an initial sales charge but that your redemption of all of your shares is subject to a deferred sales charge of 1.00%.
[2]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.

Expense Example No Redemption	A Prospectus Royce Premier Fund A Class USD ($) [1]
1 Year (without redemption of any of your shares)3	$ 668
3 Years (with or without redemption of all of your shares)3	985
5 Years (with or without redemption of all of your shares)3	1,325
10 Years (with or without redemption of all of your shares)3	$ 2,281
[1]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap companies at the time of investment. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce looks for companies that it considers “premier”—those that it believes are trading below its estimate of their current worth that also have excellent business strengths, strong balance sheets and/or improved prospects for growth, the potential for improvement in cash flow levels and internal rates of return, and franchise sustainability.

The Fund invests at least 80% of its net assets in equity securities of such premier companies, under normal circumstances. At least 65% of these securities will be issued by small-cap companies at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time due to overall market, financial, and economic conditions and trends, governmental or central bank actions or interventions, changes in investor sentiment, and other factors, such as the recent COVID-19 pandemic, that may not be directly related to the issuer of a security held by the Fund. This pandemic could adversely affect global economies and markets and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last 10 years. Because A Class shares were not sold prior to December 31, 2021, performance information is shown for Service Class shares, not offered in this Prospectus, for illustrative purposes. Purchases of A Class shares are subject to a maximum sales charge of 5.25% while purchases of Service Class shares are not subject to any sales charges. If such maximum sales charge for A Class shares had been reflected, total returns would have been lower.

Calendar Year Total Returns Service Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 24.93% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -27.95% (quarter ended 3/31/20).

Annual Total Returns As of 12/31/21 (%)

The Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. (Service Class shown again for illustrative purposes.) The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all shares classes may be obtained at www.royceinvest.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns - A Prospectus - Royce Premier Fund		1 Year	5 Years	10 Years
Service Class	[1]	16.07%	13.68%	11.34%
After Taxes on Distributions | Service Class	[1]	11.11%	9.60%	7.87%
After Taxes on Distributions and Sale of Fund Shares | Service Class	[1]	12.85%	10.16%	8.40%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)		14.82%	12.02%	13.23%
[1]	Certain immaterial adjustments were made to the net assets of the Fund at 12/31/20 for financial reporting purposes, and as a result the net asset values for shareholder transactions on that date and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.